Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes our contractual obligations and their maturity dates as of September 30, 2013:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Long-term debt	$88,946	$88,946	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,242	1,242	—	—	—	—	—

Services fees to the Manager	8,179	1,635	1,635	1,635	1,635	1,635	4

Management fees to the Manager	9,184	1,822	683	683	683	683	4,630

Total obligations	$107,551	$93,645	$2,318	$2,318	$2,318	$2,318	$4,634